N-2	Nov. 15, 2023 USD ($)
Cover [Abstract]
Entity Central Index Key	0001816389
Amendment Flag	false
Document Type	424B3
Entity Registrant Name	BLACKROCK PRIVATE INVESTMENTS FUND
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

Shareholder Transaction Expenses (fees paid directly from your investment)	Institutional Shares	Class D Shares
Maximum Sales Load imposed on purchases (as a percentage of offering price) (1)	None	None
Dividend Reinvestment Plan Fees (2)	None	None
Maximum Early Repurchase Fee (3)	2.00%	2.00%

(1)
There is no sales load for Institutional Shares or Class D Shares; however, investors may be required to pay brokerage commissions on purchases or sales of Institutional Shares or Class D Shares to their Selling Agents. Investors should consult with their Selling Agents about any additional fees or charges their Selling Agents might impose on each class of Shares in addition to any fees imposed by the Fund.

(2)
The Reinvestment Plan Agent’s (as defined below under “Dividend Reinvestment Plan”) fees for the handling of the reinvestment of dividends will be paid by the Fund. Any fees attributable to the Dividend Reinvestment Plan are included in the estimate of “Other Expenses.”

(3)
A 2.00% early repurchase fee payable to the Fund may be charged with respect to the repurchase of a shareholder’s Shares at any time prior to the one-year
anniversary of a shareholder’s purchase of the Shares (on a “first in—first out” basis). An early repurchase fee payable by a shareholder may be waived by the Fund, in circumstances where the Board determines that doing so is in the best interests of the Fund and in a manner as will not discriminate unfairly against any shareholder. See “Repurchase of Fund Shares; Transfer Restrictions.”

Other Transaction Expenses [Abstract]
Annual Expenses [Table Text Block]

Annual Expenses (expenses that you pay each year as a percentage of average net assets attributable to Shares)
Management Fees (4)(8)	1.75%	1.75%
Servicing Fee (5)	None	0.25%
Other Expenses (6)	1.01%	1.00%
Acquired Fund Fees and Expenses (6)(7)	1.08%	1.08%
Total Annual Expenses (6)	3.84%	4.08%
Fee Waiver and/or Expense Reimbursement (8)(9)	(1.04)%	(1.03)%
Total Annual Expenses After Fee Waiver and/or Expense Reimbursement (8)(9)	2.80%	3.05%
(4)
The Advisor receives a management fee at an annual rate equal to 1.75% of the Fund’s net assets determined quarterly (before the accrual of the distribution fee and the management fee for that quarter and after the accrual of any expense reimbursements owed to the Fund by the Advisor pursuant to the Expense Agreement for that quarter). The Advisor has contractually agreed to reduce its net management fee to an annual rate of 1.00% until December 31, 2024, unless otherwise extended by agreement between the Fund and the Advisor (the “Fee Reduction Agreement”). See “Management of the Fund—Investment Management Agreement.”

(5)
Institutional Shares are not subject to a distribution fee or shareholder servicing fee. Class D Shares are subject to an ongoing shareholder servicing fee (the “Servicing Fee”) that will accrue at an annual rate equal to 0.25%. The Distributor uses these fees, in respect of the Class D Shares, to compensate Selling Agents for providing ongoing services in respect of clients who own Class D Shares of the Fund (and not for distribution services). See “Plan of Distribution.”

(6)
The Total Annual Expenses do not correlate to the ratios of expenses to average net assets given in the Fund’s most recent annual report, which do not include Acquired Fund Fees and Expenses or the restatement of Other Expenses to reflect current fees.

(7)
Includes fees and expenses of the Portfolio Funds in which the Fund expects to invest. Some or all of the Portfolio Funds charge carried interest, incentive fees or allocations based on the Portfolio Funds’ performance. The Portfolio Funds in which the Fund expects to invest generally charge a management fee of 1.00% to 2.00%, and approximately 20% of net profits as a carried interest allocation. The “Acquired Fund Fees and Expenses” disclosed above are based on historic returns of the Portfolio Funds in which the Fund expects to invest, which may change substantially over time and, therefore, significantly affect “Acquired Fund Fees and Expenses.”
The 1.08% shown as “Acquired Fund Fees and Expenses” reflects operating expenses of the Portfolio Funds (i.e., management fees, administration fees and professional and other direct, fixed fees and expenses of the Portfolio Funds). The “Acquired Fund Fees and Expenses” disclosed above, however, do not reflect any performance-based fees or allocations paid by the Portfolio Funds that are calculated solely on the realization and/or distribution of gains, or on the sum of such gains and unrealized appreciation of assets distributed in-kind,
as such fees and allocations for a particular period may be unrelated to the cost of investing in the Portfolio Funds. These fees are calculated in good faith based on the most reasonably available information to the Fund at the time of calculation.

(8)	Reflects a 0.75% contractual waiver on the management fee in place until December 31, 2024 pursuant to the Fee Reduction Agreement.
(9)
The Fund has entered into an Expense Agreement in which the Advisor has agreed to waive and/or reimburse certain operating and other expenses of the Fund in order to limit certain expenses to 0.50% of the Fund’s average quarterly value of the net assets of each share class. Subject to the terms of the Expense Agreement and provided that the Fund has more than $50 million in assets and BlackRock or an affiliate serves as the Fund’s investment adviser or administrator, expenses borne by the Advisor in the prior two fiscal years of the Fund are subject to recoupment by the Advisor. Such recoupment arrangement will terminate on December 31, 2027. The Fund will carry forward any waivers and/or reimbursements of fees and expenses in excess of the Expense Cap and repay the Advisor such amount provided the Fund is able to do so without exceeding the lesser of (1) the expense limit in effect at the time of the waiver or reimbursement, as applicable, or (2) the expense limit in effect at the time of recoupment after giving effect to the repayment. The Expense Agreement continues from year to year if approved by a majority of the Fund’s Independent Trustees. The current term of the Expense Agreement expires on June 30, 2025. The Expense Agreement may be terminated prior to June 30, 2025 only by action of a majority of the Independent Trustees or by a vote of a majority of the Fund’s outstanding voting securities. See “Management of the Fund—Investment Management Agreement—Expense Agreement” for more information regarding the operating and other expenses that the Advisor has agreed to waive and/or reimburse pursuant to the Expense Agreement.

The Fund and the Advisor have also entered into a fee waiver agreement (the “Fee Waiver Agreement”), pursuant to which the Advisor has contractually agreed to waive the management fee with respect to any portion of the Fund’s assets attributable to investments in any equity and fixed-income mutual funds and exchange-traded funds managed by the Advisor or its affiliates that have a contractual management fee, through June 30, 2025. In addition, pursuant to the Fee Waiver Agreement, the Advisor has contractually agreed to waive its management fees by the amount of investment advisory fees the Fund pays to the Advisor indirectly through its investment in money market funds managed by the Advisor or its affiliates, through June 30, 2025. The Fee Waiver Agreement may be terminated at any time, without the payment of any penalty, only by the Fund (upon the vote of a majority of the Independent Trustees or a majority of the outstanding voting securities of the Fund), upon 90 days’ written notice by the Fund to the Advisor.

Other Annual Expenses [Abstract]
Expense Example [Table Text Block]
As required by relevant SEC regulations, the following examples demonstrate the projected dollar amount of total expenses that would be incurred over various periods with respect to a hypothetical investment in Shares. In calculating the following expense amounts, the Fund has assumed its direct and indirect annual expenses would remain at the percentage levels set forth in the table above and that the Expense Agreement are only in effect for the first year since it expires on June 30, 2025. The Expense Agreement, however, does continue from year to year if approved by a majority of the Fund’s Independent Trustees. Actual expenses may be more or less than shown below.
Example 1
An investor would pay the following expenses on a $1,000 investment in the Shares, assuming a 5% annual return:

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$48	$108	$189	$400
Class D Shares	$51	$115	$200	$421
You would pay the following if you did not tender your Shares for repurchase by the Fund:

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$28	$108	$189	$400
Class D Shares	$31	$115	$200	$421
Example 2
An investor would pay the following expenses on a $25,000 investment in Class D Shares, assuming a 5% annual return:

	1 Year	3 Years	5 Years	10 Years
Class D Shares	$1,270	$2,869	$5,007	$10,526
You would pay the following if you did not tender your Shares for repurchase by the Fund:

	1 Year	3 Years	5 Years	10 Years
Class D Shares	$770	$2,869	$5,007	$10,526
Example 3
An investor would pay the following expenses on a $1,000,000 investment in Institutional Shares, assuming a 5% annual return:

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$48,308	$107,711	$188,966	$400,497
You would pay the following if you did not tender your Shares for repurchase by the Fund:

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$28,308	$107,711	$188,966	$400,497

Purpose of Fee Table , Note [Text Block]	This table describes the fees and expenses that you may pay if you buy and hold Shares.
Basis of Transaction Fees, Note [Text Block]	as a percentage of offering price
Management Fee not based on Net Assets, Note [Text Block]	The Advisor receives a management fee at an annual rate equal to 1.75% of the Fund’s net assets determined quarterly (before the accrual of the distribution fee and the management fee for that quarter and after the accrual of any expense reimbursements owed to the Fund by the Advisor pursuant to the Expense Agreement for that quarter). The Advisor has contractually agreed to reduce its net management fee to an annual rate of 1.00% until December 31, 2024, unless otherwise extended by agreement between the Fund and the Advisor (the “Fee Reduction Agreement”). See “Management of the Fund—Investment Management Agreement.”
Acquired Fund Fees and Expenses, Note [Text Block]	Includes fees and expenses of the Portfolio Funds in which the Fund expects to invest. Some or all of the Portfolio Funds charge carried interest, incentive fees or allocations based on the Portfolio Funds’ performance. The Portfolio Funds in which the Fund expects to invest generally charge a management fee of 1.00% to 2.00%, and approximately 20% of net profits as a carried interest allocation. The “Acquired Fund Fees and Expenses” disclosed above are based on historic returns of the Portfolio Funds in which the Fund expects to invest, which may change substantially over time and, therefore, significantly affect “Acquired Fund Fees and Expenses.”
The 1.08% shown as “Acquired Fund Fees and Expenses” reflects operating expenses of the Portfolio Funds (i.e., management fees, administration fees and professional and other direct, fixed fees and expenses of the Portfolio Funds). The “Acquired Fund Fees and Expenses” disclosed above, however, do not reflect any performance-based fees or allocations paid by the Portfolio Funds that are calculated solely on the realization and/or distribution of gains, or on the sum of such gains and unrealized appreciation of assets distributed in-kind,
	as such fees and allocations for a particular period may be unrelated to the cost of investing in the Portfolio Funds. These fees are calculated in good faith based on the most reasonably available information to the Fund at the time of calculation.
Acquired Fund Fees Estimated, Note [Text Block]	The “Acquired Fund Fees and Expenses” disclosed above are based on historic returns of the Portfolio Funds in which the Fund expects to invest, which may change substantially over time and, therefore, significantly affect “Acquired Fund Fees and Expenses.”
Acquired Fund Incentive Allocation, Note [Text Block]	The Portfolio Funds in which the Fund expects to invest generally charge a management fee of 1.00% to 2.00%, and approximately 20% of net profits as a carried interest allocation.
Acquired Fund Total Annual Expenses, Note [Text Block]	The Total Annual Expenses do not correlate to the ratios of expenses to average net assets given in the Fund’s most recent annual report, which do not include Acquired Fund Fees and Expenses or the restatement of Other Expenses to reflect current fees.
Institutional Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]	0.00%	[1]
Dividend Reinvestment and Cash Purchase Fees	$ 0	[2]
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	2.00%	[3]
Management Fees [Percent]	1.75%	[4],[5]
Distribution/Servicing Fees [Percent]	0.00%	[6]
Acquired Fund Fees and Expenses [Percent]	1.08%	[7],[8]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	1.01%	[8]
Total Annual Expenses [Percent]	3.84%	[8]
Waivers and Reimbursements of Fees [Percent]	(1.04%)	[4],[9]
Net Expense over Assets [Percent]	2.80%	[4],[9]
Class D Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]	0.00%	[1]
Dividend Reinvestment and Cash Purchase Fees	$ 0	[2]
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	2.00%	[3]
Management Fees [Percent]	1.75%	[4],[5]
Distribution/Servicing Fees [Percent]	0.25%	[6]
Acquired Fund Fees and Expenses [Percent]	1.08%	[7],[8]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	1.00%	[8]
Total Annual Expenses [Percent]	4.08%	[8]
Waivers and Reimbursements of Fees [Percent]	(1.03%)	[4],[9]
Net Expense over Assets [Percent]	3.05%	[4],[9]
Institutional Shares 1000 [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01	$ 48
Expense Example, Years 1 to 3	108
Expense Example, Years 1 to 5	189
Expense Example, Years 1 to 10	400
Class D Shares 1000 [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01	51
Expense Example, Years 1 to 3	115
Expense Example, Years 1 to 5	200
Expense Example, Years 1 to 10	421
Institutional Shares 1000 No Tender [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01	28
Expense Example, Years 1 to 3	108
Expense Example, Years 1 to 5	189
Expense Example, Years 1 to 10	400
Class D Shares 1000 No Tender [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01	31
Expense Example, Years 1 to 3	115
Expense Example, Years 1 to 5	200
Expense Example, Years 1 to 10	421
Class D Shares 25000 [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01	1,270
Expense Example, Years 1 to 3	2,869
Expense Example, Years 1 to 5	5,007
Expense Example, Years 1 to 10	10,526
Class D Shares 25000 No Tender [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01	770
Expense Example, Years 1 to 3	2,869
Expense Example, Years 1 to 5	5,007
Expense Example, Years 1 to 10	10,526
Institutional Shares 1000000 [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01	48,308
Expense Example, Years 1 to 3	107,711
Expense Example, Years 1 to 5	188,966
Expense Example, Years 1 to 10	400,497
Institutional Shares 1000000 No Tender [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01	28,308
Expense Example, Years 1 to 3	107,711
Expense Example, Years 1 to 5	188,966
Expense Example, Years 1 to 10	$ 400,497

[1]	There is no sales load for Institutional Shares or Class D Shares; however, investors may be required to pay brokerage commissions on purchases or sales of Institutional Shares or Class D Shares to their Selling Agents. Investors should consult with their Selling Agents about any additional fees or charges their Selling Agents might impose on each class of Shares in addition to any fees imposed by the Fund.
[2]	The Reinvestment Plan Agent’s (as defined below under “Dividend Reinvestment Plan”) fees for the handling of the reinvestment of dividends will be paid by the Fund. Any fees attributable to the Dividend Reinvestment Plan are included in the estimate of “Other Expenses.”
[3]	A 2.00% early repurchase fee payable to the Fund may be charged with respect to the repurchase of a shareholder’s Shares at any time prior to the one-year anniversary of a shareholder’s purchase of the Shares (on a “first in—first out” basis). An early repurchase fee payable by a shareholder may be waived by the Fund, in circumstances where the Board determines that doing so is in the best interests of the Fund and in a manner as will not discriminate unfairly against any shareholder. See “Repurchase of Fund Shares; Transfer Restrictions.”
[4]	Reflects a 0.75% contractual waiver on the management fee in place until December 31, 2024 pursuant to the Fee Reduction Agreement.
[5]	The Advisor receives a management fee at an annual rate equal to 1.75% of the Fund’s net assets determined quarterly (before the accrual of the distribution fee and the management fee for that quarter and after the accrual of any expense reimbursements owed to the Fund by the Advisor pursuant to the Expense Agreement for that quarter). The Advisor has contractually agreed to reduce its net management fee to an annual rate of 1.00% until December 31, 2024, unless otherwise extended by agreement between the Fund and the Advisor (the “Fee Reduction Agreement”). See “Management of the Fund—Investment Management Agreement.”
[6]	Institutional Shares are not subject to a distribution fee or shareholder servicing fee. Class D Shares are subject to an ongoing shareholder servicing fee (the “Servicing Fee”) that will accrue at an annual rate equal to 0.25%. The Distributor uses these fees, in respect of the Class D Shares, to compensate Selling Agents for providing ongoing services in respect of clients who own Class D Shares of the Fund (and not for distribution services). See “Plan of Distribution.”
[7]	Includes fees and expenses of the Portfolio Funds in which the Fund expects to invest. Some or all of the Portfolio Funds charge carried interest, incentive fees or allocations based on the Portfolio Funds’ performance. The Portfolio Funds in which the Fund expects to invest generally charge a management fee of 1.00% to 2.00%, and approximately 20% of net profits as a carried interest allocation. The “Acquired Fund Fees and Expenses” disclosed above are based on historic returns of the Portfolio Funds in which the Fund expects to invest, which may change substantially over time and, therefore, significantly affect “Acquired Fund Fees and Expenses.” The 1.08% shown as “Acquired Fund Fees and Expenses” reflects operating expenses of the Portfolio Funds (i.e., management fees, administration fees and professional and other direct, fixed fees and expenses of the Portfolio Funds). The “Acquired Fund Fees and Expenses” disclosed above, however, do not reflect any performance-based fees or allocations paid by the Portfolio Funds that are calculated solely on the realization and/or distribution of gains, or on the sum of such gains and unrealized appreciation of assets distributed in-kind, as such fees and allocations for a particular period may be unrelated to the cost of investing in the Portfolio Funds. These fees are calculated in good faith based on the most reasonably available information to the Fund at the time of calculation.
[8]	The Total Annual Expenses do not correlate to the ratios of expenses to average net assets given in the Fund’s most recent annual report, which do not include Acquired Fund Fees and Expenses or the restatement of Other Expenses to reflect current fees.
[9]	The Fund has entered into an Expense Agreement in which the Advisor has agreed to waive and/or reimburse certain operating and other expenses of the Fund in order to limit certain expenses to 0.50% of the Fund’s average quarterly value of the net assets of each share class. Subject to the terms of the Expense Agreement and provided that the Fund has more than $50 million in assets and BlackRock or an affiliate serves as the Fund’s investment adviser or administrator, expenses borne by the Advisor in the prior two fiscal years of the Fund are subject to recoupment by the Advisor. Such recoupment arrangement will terminate on December 31, 2027. The Fund will carry forward any waivers and/or reimbursements of fees and expenses in excess of the Expense Cap and repay the Advisor such amount provided the Fund is able to do so without exceeding the lesser of (1) the expense limit in effect at the time of the waiver or reimbursement, as applicable, or (2) the expense limit in effect at the time of recoupment after giving effect to the repayment. The Expense Agreement continues from year to year if approved by a majority of the Fund’s Independent Trustees. The current term of the Expense Agreement expires on June 30, 2025. The Expense Agreement may be terminated prior to June 30, 2025 only by action of a majority of the Independent Trustees or by a vote of a majority of the Fund’s outstanding voting securities. See “Management of the Fund—Investment Management Agreement—Expense Agreement” for more information regarding the operating and other expenses that the Advisor has agreed to waive and/or reimburse pursuant to the Expense Agreement. The Fund and the Advisor have also entered into a fee waiver agreement (the “Fee Waiver Agreement”), pursuant to which the Advisor has contractually agreed to waive the management fee with respect to any portion of the Fund’s assets attributable to investments in any equity and fixed-income mutual funds and exchange-traded funds managed by the Advisor or its affiliates that have a contractual management fee, through June 30, 2025. In addition, pursuant to the Fee Waiver Agreement, the Advisor has contractually agreed to waive its management fees by the amount of investment advisory fees the Fund pays to the Advisor indirectly through its investment in money market funds managed by the Advisor or its affiliates, through June 30, 2025. The Fee Waiver Agreement may be terminated at any time, without the payment of any penalty, only by the Fund (upon the vote of a majority of the Independent Trustees or a majority of the outstanding voting securities of the Fund), upon 90 days’ written notice by the Fund to the Advisor.